SCGC - STATEMENT OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - Southern California Gas Company Retirement Savings Plan 002 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Statement of Change in Net Asset Available for Benefit [Line Items]
Net investment gain — Plan interest in Master Trust	$ 381,617
Employer, net of forfeitures	32,548
Participant	111,094
Participant rollovers	9,147
Total contributions	152,789
Interest income on notes receivable from participants	5,058
Total additions	539,464
Distributions to participants or their beneficiaries	355,837
Administrative expenses	399
Total deductions	356,236
INCREASE IN NET ASSETS BEFORE PLAN TRANSFERS	183,228
From plans of related entities	717
To plans of related entities	(1,887)
Net plan transfers	(1,170)
NET INCREASE IN NET ASSETS	182,058
Net assets available for benefits, beginning of year	3,083,033
Net assets available for benefits, end of year	$ 3,265,091